Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000005553 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005553 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005553 | California
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005553 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005553 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005553 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005553 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005553 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005553 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005553 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000005553 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000005553 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005553 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005553 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005553 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005553 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005553 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005553 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005553 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005553 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000117204 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000117204 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000117204 | California
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117204 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117204 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117204 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000117204 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117204 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117204 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117204 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000117204 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000117204 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000117204 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000117204 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117204 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117204 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117204 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117204 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117204 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117204 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000211686 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000211686 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211686 | California
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000211686 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000211686 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211686 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211686 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211686 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211686 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211686 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000211686 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000211686 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211686 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000211686 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211686 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000211686 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211686 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211686 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211686 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211686 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	16.80%